SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

Private Offering of Xinjiang Daqo

On January 24, 2022 the Company announced that, Xinjiang Daqo intends to issue no more than 577.5 million ordinary shares and raise approximately RMB11 billion through a private offering to qualified institutional buyers in compliance with STAR market in China. The proceeds from this offering will be used for the construction of its 100,000 MT polysilicon expansion project in Baotou, and supplement the need of working capital. Upon completion of this private offering, the equity ownership percentage in Xinjiang Daqo ultimately held by the Company will be reduced from 80.7% to 62.1%, if the maximum 577.5 million ordinary shares of Xinjiang Daqo are issued.

Xinjiang Daqo’s 2021 Profit Distribution Plan

The Board of Xinjiang Daqo has approved the Profit Distribution Plan of 2021("2021 Distribution Plan") which decides to distribute cash dividends inclusive of taxes of RMB 1,155,000,000 (an equivalence of USD 181,743,870.0). As such, an estimation of 20.18% of distributable profit from PRC listed group will be distributed in 2022. The 2021 Distribution Plan still needs to be approved by the 2021 Annual Shareholders’ Meeting of PRC listed group.